Other liabilities - Other current liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Other liabilities [Abstract]
Accrued customer rebates that cannot be offset with accounts receivables for those customers	€ 435	€ 593
Advances received from customers on orders not covered by work in process	372	451
Other taxes including social security premiums	164	208
Other current liabilities	155	120
Other current non-financial liabilities	€ 1,126	€ 1,372